Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.95%	4.16%
Rate of compensation increase	3.00%	3.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.04%	4.23%
Health care cost trend rate
Before Age 65	6.25%	6.50%
Age 65 and after	6.25%	6.50%
Assumed Ultimate Medical Inflation Rate	4.75%	4.75%
Year in which Ultimate Rate is reached	2023	2023